Disclosure of detailed information about warrants, activity (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2015 CAD ($)
Statement [Line Items]
Number of warrants outstanding in share-based payment arrangement at beginning of period		9,175,533
Weighted average exercise price of warrants outstanding in share-based payment arrangement at beginning of period		$ 4.56
Number of warrants expired in share-based payment arrangement		(9,175,533)
Weighted average exercise price of warrants expired in share-based payment arrangement		$ 4.56
Number of warrants granted in share-based payment arrangement	2,623,306
Weighted average exercise price of warrants granted in share-based payment arrangement	$ 2.00
Number of warrants outstanding in share-based payment arrangement at end of period	2,623,306	0
Weighted average exercise price of warrants outstanding in share-based payment arrangement at end of period	$ 2.00	$ 0